Dispositions and Asset Sales	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Dispositions and Asset Sales
Discontinued Operations

As discussed in Note 1, Description of Business, on August 9, 2018, the Company announced that it plans to focus on its principal markets and will divest of its other markets. The principal markets that will remain (the Continuing Operations) include Brazil, Chile, Mexico and Peru, along with the Online & Partnerships segment and the institutions in Australia and New Zealand. The markets to be divested (the Discontinued Operations) include the institutions in Portugal and Spain, which are part of the Andean segment, all remaining institutions in the Central America & U.S. Campuses segment, and all remaining institutions in the Rest of World segment, except for Australia, New Zealand and the managed institutions in the Kingdom of Saudi Arabia and China. Included in the Discontinued Operations are seven VIE entities.

The divestitures are expected to create a more focused and simplified business model and generate proceeds that will be used for further repayment of long-term debt. The timing and ability to complete any of these transactions is uncertain, and will be subject to market and other conditions, which may include regulatory approvals and consents of third parties. As described in Note 25, Subsequent Events, several sale transactions have already closed during 2018.

Summarized operating results of the Discontinued Operations are presented in the following table:

For the year ended December 31,	2017	2016	2015
Revenues	$992,113	$942,329	$891,885
Depreciation and amortization	60,409	65,073	72,941
Share-based compensation expense	2,944	2,957	3,178
Other direct costs	780,490	758,617	737,881
Loss on impairment of assets	33,476	23,465	—
Operating income	114,794	92,217	77,885
Other non-operating expense	(17,373)	(28,210)	(47,164)
Pretax income of discontinued operations	97,421	64,007	30,721
Income tax expense	(24,495)	(30,561)	(22,367)
Income from discontinued operations, net of tax	$72,926	$33,446	$8,354

Operating cash flows of discontinued operations	$120,026	$105,858	$88,241
Investing cash flows of discontinued operations	$(81,484)	$(47,935)	$(70,508)
Financing cash flows of discontinued operations	$(78,014)	$(35,127)	$97,605

2017 Loss on Impairment of Assets
Of the total $33,476 of impairments shown in the table above, approximately $17,400 relates to impairment of tradenames and other long-lived assets at two subsidiaries in our Central America & U.S. Campuses segment and approximately $16,100 relates to impairment of other long-lived assets for several subsidiaries in our Rest of World segment which, per ASC 360-10, were required to be recorded at the lower of their carrying values or their estimated 'fair values less costs to sell' and were written down to a carrying value of $0.

2016 Loss on Impairment of Assets
Upon completion of our impairment testing for 2016, we recorded a total impairment loss of $23,465 in our Rest of World segment. We recorded goodwill impairment charges of $4,163 related to our institutions in Germany and $19,302 at Monash South Africa (MSA).
The assets and liabilities of the Discontinued Operations, which are subject to finalization, have been classified as held for sale as of December 31, 2017 and 2016, in accordance with ASC 205. The assets and liabilities are recorded at the lower of their carrying values or their estimated 'fair values less costs to sell.' The carrying amounts of the major classes of assets and liabilities that were classified as held for sale are presented in the following table:

	December 31, 2017	December 31, 2016
Cash and cash equivalents	$197,898	$169,180
Receivables, net	83,045	61,800
Property and equipment, net	830,408	790,169
Goodwill	159,042	147,910
Tradenames	156,746	154,286
Other assets	122,201	108,153
Total assets held for sale	$1,549,340	$1,431,498

Deferred revenue and student deposits	$223,163	$184,429
Long-term debt, including current portion	319,473	351,124
Other liabilities	314,680	293,921
Total liabilities held for sale	$857,316	$829,474

Signed Sale Agreements for Discontinued Operations

European University–Cyprus Ltd (EUC) and Laureate Italy S.r.L. (Laureate Italy)

On November 22, 2017, we signed a share purchase agreement with Galileo Global Education Midco S.à R.L., a Luxembourg limited liability company (Galileo), to sell our operations in Cyprus and Italy which are part of our Rest of World segment. Pursuant to the agreement, Galileo will purchase from LEI European Investments B.V., a Netherlands private limited company and wholly owned subsidiary of Laureate, all of the issued and outstanding shares in the capital of EUC and Laureate Italy. Under the sale agreement, Laureate International B.V., also a wholly owned subsidiary of Laureate, will guarantee the obligations of the selling entity. EUC is the corporate entity that operates European University Cyprus, a leading fully comprehensive university in Cyprus, and Laureate Italy is the parent company of Nuova Accademia, S.r.L., which operates Nuova Accademia di Belle Arti Milano (NABA) and Domus Academy, which collectively make up one of the largest private fine arts academies in Milan, Italy. The transaction value under the agreement was 225,000 Euros (EUR) (approximately US $267,000 at December 31, 2017), subject to customary closing adjustments. As discussed in Note 25, Subsequent Events, we closed the sale on January 11, 2018. For the year ended December 31, 2017, EUC and Laureate Italy, which are included in Discontinued Operations for all periods presented, collectively had $87,800 in revenue, $18,200 in operating income and $2,600 in depreciation and amortization and as of December 31, 2017 collectively had approximately 9,500 students.

Laureate Somed Education Holding S.A. (Laureate Somed)

On November 29, 2017, Laureate Middle East Holdings B.V. (LMEH), a Netherlands company and indirect wholly owned subsidiary of Laureate Education, Inc. (Laureate), and La Société Maroc Emirats Arabes Unis de Développement (SOMED), a Morocco company (LMEH and SOMED, together, the sellers of Laureate Somed), Laureate I B.V. (the Guarantor), a Netherlands company and indirect wholly owned subsidiary of Laureate, and UPM Pédagogique, a Morocco company (UPM), entered into a share purchase agreement pursuant to which UPM will purchase all of the issued and outstanding shares in the capital of Laureate Somed, a Morocco company, for a total transaction value of 500,000 Moroccan Dirhams (MAD) (approximately US $53,000 at December 31, 2017), subject to customary adjustments at closing, and the Guarantor will guarantee certain obligations of LMEH under the Agreement. Laureate Somed is the operator of Université Internationale de Casablanca, a comprehensive campus-based university in Casablanca, Morocco. LMEH owns approximately 60% of the share capital of Laureate Somed, while SOMED owns the remaining approximately 40% of the share capital of Laureate Somed. The parties expect that the transaction will close by the end of the first quarter of 2018, subject to customary closing conditions.  For the year ended December 31, 2017, Laureate Somed, which is included in Discontinued Operations for all periods presented, had $11,500 in revenue, an operating loss of $(800) and $1,100 in depreciation and amortization and as of December 31, 2017 had approximately 2,200 students.

Inti Education Holdings Sdn. Bhd. (Inti Holdings)

On December 11, 2017, Exeter Street Holdings Sdn. Bhd., a Malaysia corporation (Exeter Street), and Laureate Education Asia Limited, a Hong Kong corporation (Laureate Asia), both of which are indirect wholly owned subsidiaries of Laureate, entered into a sale purchase agreement with Comprehensive Education Pte. Ltd., a Singapore corporation (Comprehensive, the purchaser) that is an affiliate of Affinity Equity Partners, a private equity firm based in Hong Kong. Pursuant to the sale purchase agreement, Comprehensive will purchase from Exeter Street all of the issued and outstanding shares in the capital of Inti Holdings, and Laureate Asia will guarantee certain obligations of Exeter Street. Inti Holdings is the indirect owner of INTI University and Colleges, a higher education institution with five campuses in Malaysia (INTI). In connection with the sale purchase agreement, Exeter Street entered into a separate agreement with the current minority owner of the equity of Inti Holdings relating to the purchase by Exeter Street of the minority owner’s 10.10% interest in Inti Holdings, the closing of which is a precondition to the closing of the transactions under the sale purchase agreement. The total purchase price, including the payment to the current minority owner, will be $180,000. The net transaction value to Laureate under the agreement will be $161,800, subject to customary closing adjustments, and the parties expect that the transaction will close by the end of the second quarter of 2018, subject to customary closing conditions. For the year ended December 31, 2017, INTI, which is included in Discontinued Operations for all periods presented, had $69,900 in revenue, $9,200 in operating income and $4,800 in depreciation and amortization and as of December 31, 2017 had approximately 16,700 students.

LEI Lie Ying Limited (LEILY)

On December 27, 2017, LEI China Limited, a Hong Kong private limited company (LEI China), a wholly owned subsidiary of Laureate, entered into a share purchase agreement with China YuHua Education Investment Limited, a British Virgin Islands corporation (YuHua), a wholly owned subsidiary of China YuHua Education Corporation Limited. Pursuant to the sale purchase agreement, YuHua will purchase from LEI China all of the issued and outstanding shares in the capital of LEILY, a Hong Kong private limited company. LEILY is the legal and beneficial owner of a 70% equity interest in Hunan Lie Ying Industry Co., Ltd., a Sino-foreign equity joint venture organized under the laws of the People’s Republic of China, which in turn owns 100% of the sponsorship or equity interests in the following entities: Hunan International Economics University (HIEU); Hunan Lie Ying Mechanic School; Hunan Lie Ying Property Management Co., Ltd.; and Hunan International Economics University Vocational Skills Training Center (collectively, the Entities). HIEU and Hunan Lie Ying Mechanic School are VIEs and are considered one institution for purposes of our institution count. The transaction value under the sale purchase agreement is the Hong Kong Dollar (HKD) equivalent of Chinese Renminbi (RMB) 1,430,000 (approximately US $218,000 at December 31, 2017), subject to certain adjustments. As discussed in Note 25, Subsequent Events, we closed the sale on January 25, 2018. For the year ended December 31, 2017, the Entities, in which the Company has a 70% equity interest and which are included in Discontinued Operations for all periods presented, collectively had $64,500 in revenue, $21,200 in operating income and $6,100 in depreciation and amortization and as of December 31, 2017 collectively had approximately 29,100 students.

Kendall College, LLC (Kendall)

As discussed further in Note 25, Subsequent Events, on January 15, 2018 we entered into an asset purchase agreement for Kendall, which is included in Discontinued Operations for all periods presented.
Dispositions and Asset Sales

All of the transactions described below are included in Continuing Operations, since these transactions were not part of the strategic shift described in Note 1, Description of Business, and Note 3, Discontinued Operations.
2017 Asset Sale and Purchase Price Settlement Agreement
Ad Portas Asset Sale
In November 2017, we completed the sale of an asset group at Ad Portas, a for-profit real estate subsidiary in our Andean segment, to UDLA Ecuador, a licensed institution in Ecuador that was formerly consolidated into Laureate. This asset group included property and equipment and was previously classified as assets held for sale in our Quarterly Report on Form 10-Q for the period ended September 30, 2017. We received total consideration of approximately $55,000, which included cash proceeds of $17,784, and recognized an operating gain on the sale of this property and equipment of approximately $20,300. Contemporaneous with this transaction, we also repurchased UDLA Ecuador's noncontrolling interest in a Chilean real estate subsidiary of Laureate; see Note 18, Related Party Transactions.
Purchase Price Settlement Agreement for Swiss Hospitality Management Schools
In December 2017, we reached a final purchase price settlement agreement with Eurazeo, the buyer of our Swiss hospitality management schools in 2016 as described further below, and made a payment to Eurazeo of approximately $9,300. This payment is included in Receipts from sale of subsidiary and property and equipment, net on the 2017 Consolidated Statements of Cash Flows. The total settlement amount was approximately $10,300, which we recognized as (Loss) gain on sales of subsidiaries, net, in the Consolidated Statement of Operations for the year ended December 31, 2017, as it represented an adjustment of the sale purchase price.
2016 Dispositions and Asset Sales
Sale of Glion and Les Roches Hospitality Management Schools
On March 15, 2016, we signed an agreement with Eurazeo, a publicly traded French investment company, to sell Glion Institute of Higher Education (Glion) and Les Roches International School of Hotel Management (Les Roches) for a total transaction value of approximately CHF 380,000 (approximately $385,000 at the signing date), subject to certain adjustments. The sale included the operations of Glion in Switzerland and the United Kingdom, the operations of Les Roches in Switzerland and the United States, Haute école spécialisée Les Roches-Gruyère SA (LRG) in Switzerland, Les Roches Jin Jiang in China, Royal Academy of Culinary Arts (RACA) in Jordan and Les Roches Marbella in Spain. Closing of the transaction was subject to regulatory approvals, including by the New England Association of Schools and Colleges, and other customary conditions and provisions. The transaction closed on June 14, 2016 and we received total net proceeds of approximately $332,800, net of cash sold of $14,500, and after adjustments for liabilities assumed by the buyer and transaction-related costs. In September 2016, Laureate received additional proceeds from the buyer of approximately $5,800 after finalization of the working capital adjustment required by the purchase agreement, resulting in a total non-taxable gain on sale of approximately $249,400. In addition, on the June 14, 2016 closing date, we settled the deal-contingent forward exchange swap agreement for a payment of $10,297. We provided certain back-office services to Glion and Les Roches for a period of time. As noted above, in December 2017 we reached a final purchase price settlement agreement with Eurazeo of approximately $10,300.
Sale of Institutions in France
On April 19, 2016, Laureate announced that it had signed an agreement for the transfer of control of LIUF SAS (LIUF), the French holding entity, to Apax Partners, a leading private equity firm in French-speaking European countries. Management obtained approval for this transaction on April 6, 2016. The French anti-trust authority also approved the transaction, and closing took place on July 20, 2016. LIUF comprised five institutions, including two VIE institutions, with a total student population of approximately 7,500:

•	École Supérieure du Commerce Extérieur (ESCE);

•	Institut Français de Gestion (IFG);

•	European Business School (EBS);

•	École Centrale d’Electronique (ECE); and

•	Centre d’Études Politiques et de la Communication (CEPC).

The value of the transaction was EUR 201,000 (approximately $228,000 at the signing date), subject to certain adjustments. At closing on July 20, 2016, we received total net proceeds of approximately $207,000, net of cash sold of $3,400, and after adjustments for liabilities assumed by the buyer and transaction-related costs, resulting in a non-taxable gain on sale of approximately $148,700. In addition, in July 2016 we settled the forward exchange swap agreements related to this sale, resulting in total proceeds of $4,634.

2015 Dispositions and Asset Sales
Glion and Les Roches
During the fourth quarter of 2014, our Rest of World segment entered into a sale-leaseback agreement for a portion of the campuses of two of our former institutions in Switzerland, Glion and Les Roches. In the first quarter of 2015, the sale of the assets was completed and Laureate received net proceeds of approximately $182,000, resulting in a gain on sale of approximately $36,000, which was deferred and will be recognized into income over the lease term of 20 years from the sale date. A portion of the net proceeds was used to repay mortgage debt related to the asset group. During the year ended December 31, 2015, Laureate recorded a Loss on debt extinguishment of $932 as a result of mortgage breakage fees that were paid in connection with the repayment of the mortgage debt. As discussed above, we sold Glion and Les Roches in 2016; as part of the sale agreement we are still a guarantor under this lease and therefore continue to recognize the gain that was deferred in 2015 into income over the lease term. However, the Company has certain indemnifications in the event that we are required to make payments under the guarantee.